Investment Strategy - AMG GW&K Muni Income ETF	Sep. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds, the income from which is exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.
GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), will buy municipal bonds of any credit rating. The Fund may invest up to 35% of its total assets in unrated securities and below investment grade securities (commonly known as “junk bonds” or “high yield securities”). The Fund expects that the average credit rating of the Fund’s portfolio will be BBB or above under the S&P ratings categories. The Fund expects to maintain a duration of +/- 25% of the duration of the ICE BofA US Municipal Securities Index[1], which was 7.75 years as of July 31, 2025. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadviser’s views on the direction of interest rates.
In selecting municipal bonds, the Subadviser uses a bottom-up, research-driven process based on its assessment of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadviser typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.
1ICE BofA US Municipal Securities Index is a product of ICE Data Indices, LLC and is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates, and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates ("ICE Data") and/or its third party suppliers and, along with the ICE BofA trademarks, has been licensed for use by AMG Funds LLC. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See amgetfs.com for a full copy of this Disclaimer.